Property and equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
Cost	Computer equipment	Computer software	Office furniture and equipment	R&D equipment	Leasehold improvements	Total property and equipment
Balance at December 31, 2018	$-	$8,145	$31,873	$41,379	$8,607	$90,004
Additions	14,073	-	908	5,209	-	20,190
Disposals	-	-	-	-	-	-
Balance at December 31 2019	$14,073	$8,145	$32,781	$46,588	$8,607	$110,194
Additions	18,734	-	49,060	7,046	59,090	133,930
Disposals	-	-	-	-	(8,607)	(8,607)
Balance at September 30, 2020	$32,807	$8,145	$81,841	$53,634	$59,090	$235,517

Accumulated depreciation	Computer equipment	Computer software	Office furniture and equipment	R&D equipment	Leasehold improvements	Total property and equipment
Balance at December 31, 2018	$-	$3,396	$9,587	$5,257	$2,497	$20,737
Amortization for 12 months	241	2,715	6,556	8,102	1,721	19,335
Balance at December 31, 2019	$241	$6,111	$16,143	$13,359	$4,218	$40,072
Amortization for 9 months	5,821	1,526	6,149	7,478	8,434	29,408
Disposals	-	-	-	-	(8,607)	(8,607)
Balance at September 30, 2020	$6,062	$7,637	$22,292	$20,837	$4,045	$60,873

Carrying value at December 31, 2019	$13,832	$2,034	$16,638	$33,229	$4,389	$70,122
Carrying value at September 30, 2020	$26,745	$508	$59,549	$32,797	$55,045	$174,644

			Office	LRIP
	Computer	Computer	furniture and		R&D	Leasehold	Sales demo
Cost	equipment	software	equipment	equipment(1)	equipment	improvements	equipment	Total
Balance, September 30, 2020	$32,807	$8,145	$81,841	$-	$53,634	$59,090	$-	$235,517
Additions	30,778	-	11,211	-	165,030	58,147	548,626	813,792
Disposals	(3,828)	(8,145)	(2,936)	-	(724)	-	-	(15,633)
Balance at September 30, 2021	$59,757	$-	$90,116	$-	$217,940	117,237	$548,626	$1,033,676
Additions	50,849	5,129	10,817	77,559	21,864	19,800	1,460	187,478
Disposals	(3,800)	-	-	-	-	-	-	(3,800)
Balance at September 30, 2022	$106,806	$5,129	$100,933	$77,559	$239,804	$137,037	$550,086	1,217,354

			Office
	Computer	Computer	furniture and	Moulding	R&D	Leasehold	Sales demo
Accumulated depreciation	equipment	software	equipment	equipment	equipment	improvements	equipment	Total
Balance, September 30, 2020	$6,062	$7,637	$22,292	$-	$20,837	$4,045	-	$$60,873
Depreciation for the year	13,966	508	18,759	-	17,462	12,489	16,444	79,628
Disposals	(1,630)	(8,145)	(687)	-	(12)	-	-	(10,474)
Balance at September 30, 2021	$18,398	$-	$40,364	$-	$38,287	$16,534	16,444	$130,027
Depreciation for the year	26,762	1,254	19,067	7,002	46,219	27,915	129,262	257,481
Disposals	(2,635)	-	-	-	-	-	-	(2,635)
Balance at September 30, 2022	$42,525	$1,254	$59,431	$7,002	$84,506	$44,449	$145,706	$384,873
Carrying value at September 30, 2021	$41,359	$-	$49,752	$49,752	$179,653	$100,703	$532,182	$903,649
Carrying value at September 30, 2022	$64,281	$3,875	$41,502	$70,557	$155,298	$92,588	$404,380	$832,481